American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
May 31, 2025

U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 5.4%
Axon Enterprise, Inc.(1)	28,146	21,119,633
General Electric Co.	132,695	32,631,027
Howmet Aerospace, Inc.	156,206	26,537,837
Loar Holdings, Inc.(1)	30,198	2,628,736
Woodward, Inc.	12,361	2,674,055
		85,591,288
Automobile Components — 0.2%
Aptiv PLC(1)	20,473	1,367,801
Modine Manufacturing Co.(1)	15,175	1,377,890
		2,745,691
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	12,131	1,390,819
Monster Beverage Corp.(1)	40,501	2,590,039
		3,980,858
Biotechnology — 2.4%
Alkermes PLC(1)	45,627	1,396,643
BioMarin Pharmaceutical, Inc.(1)	23,635	1,372,484
Exelixis, Inc.(1)	251,350	10,818,104
Gilead Sciences, Inc.	179,832	19,795,907
Halozyme Therapeutics, Inc.(1)	51,017	2,860,523
Neurocrine Biosciences, Inc.(1)	11,510	1,415,960
		37,659,621
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	157,198	32,227,162
Dillard's, Inc., Class A(2)	3,243	1,284,293
Ollie's Bargain Outlet Holdings, Inc.(1)	22,278	2,482,883
		35,994,338
Building Products — 1.1%
A.O. Smith Corp.	20,352	1,308,837
AZEK Co., Inc.(1)	51,162	2,533,031
Carlisle Cos., Inc.	10,058	3,823,850
CSW Industrials, Inc.	8,427	2,576,892
Johnson Controls International PLC	26,001	2,635,721
Lennox International, Inc.	2,386	1,346,778
Trane Technologies PLC	6,002	2,582,481
		16,807,590
Capital Markets — 1.3%
Blackstone, Inc.	18,596	2,580,381
Charles Schwab Corp.	29,164	2,576,348
Evercore, Inc., Class A	22,419	5,189,774
Houlihan Lokey, Inc.	7,919	1,383,291
LPL Financial Holdings, Inc.	6,747	2,612,169
Morningstar, Inc.	12,774	3,939,757
Piper Sandler Cos.	5,457	1,372,163
SEI Investments Co.	16,232	1,383,940
		21,037,823
Chemicals — 0.1%
NewMarket Corp.	2,119	1,364,763

Commercial Services and Supplies — 0.3%
Cintas Corp.	12,300	2,785,950
Rollins, Inc.	44,869	2,568,750
		5,354,700
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	338,583	29,334,831
Construction and Engineering — 0.9%
AECOM	23,715	2,605,093
Comfort Systems USA, Inc.	6,917	3,307,917
EMCOR Group, Inc.	8,548	4,033,459
Quanta Services, Inc.	7,697	2,636,684
Valmont Industries, Inc.	6,421	2,042,135
		14,625,288
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	2,501	2,601,490
Maplebear, Inc.(1)	29,154	1,331,463
Sprouts Farmers Market, Inc.(1)	102,918	17,790,406
U.S. Foods Holding Corp.(1)	51,620	4,084,174
		25,807,533
Diversified Consumer Services — 1.3%
Duolingo, Inc.(1)	19,670	10,220,729
H&R Block, Inc.	190,430	10,844,988
		21,065,717
Electric Utilities — 0.7%
NRG Energy, Inc.	73,117	11,398,940
Electrical Equipment — 1.8%
Acuity, Inc.	5,225	1,357,925
GE Vernova, Inc.	44,398	20,999,366
NEXTracker, Inc., Class A(1)	46,807	2,653,489
Vertiv Holdings Co., Class A	37,595	4,057,629
		29,068,409
Electronic Equipment, Instruments and Components — 1.5%
Amphenol Corp., Class A	149,844	13,475,471
Badger Meter, Inc.	10,450	2,593,899
Fabrinet(1)	11,156	2,597,898
Jabil, Inc.	23,727	3,986,373
Zebra Technologies Corp., Class A(1)	4,755	1,377,856
		24,031,497
Entertainment — 5.9%
Netflix, Inc.(1)	39,571	47,771,298
ROBLOX Corp., Class A(1)	31,125	2,707,253
Spotify Technology SA(1)	61,522	40,920,743
Walt Disney Co.	22,913	2,590,086
		93,989,380
Financial Services — 4.4%
Euronet Worldwide, Inc.(1)	12,915	1,398,436
Mastercard, Inc., Class A	75,152	44,009,011
Shift4 Payments, Inc., Class A(1)	44,750	4,241,853
Toast, Inc., Class A(1)	390,089	16,453,954
Visa, Inc., Class A	10,943	3,996,274
		70,099,528
Gas Utilities — 0.2%
National Fuel Gas Co.	31,612	2,609,254
UGI Corp.	38,525	1,389,212
		3,998,466

Ground Transportation — 2.7%
Lyft, Inc., Class A(1)	330,738	5,040,447
Uber Technologies, Inc.(1)	445,160	37,464,666
		42,505,113
Health Care Equipment and Supplies — 8.2%
Boston Scientific Corp.(1)	341,133	35,907,660
Dexcom, Inc.(1)	240,133	20,603,411
IDEXX Laboratories, Inc.(1)	47,748	24,511,913
Inspire Medical Systems, Inc.(1)	53,682	7,418,852
Insulet Corp.(1)	63,460	20,626,404
Intuitive Surgical, Inc.(1)	4,692	2,591,579
Penumbra, Inc.(1)	57,274	15,290,440
ResMed, Inc.	15,958	3,906,359
		130,856,618
Health Care Providers and Services — 1.3%
Cardinal Health, Inc.	34,964	5,399,840
CorVel Corp.(1)	22,221	2,472,531
Encompass Health Corp.	21,468	2,595,481
Hims & Hers Health, Inc.(1)	146,390	8,279,819
Universal Health Services, Inc., Class B	7,346	1,398,311
		20,145,982
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	49,674	2,587,519
Hotels, Restaurants and Leisure — 5.3%
Booking Holdings, Inc.	10,267	56,662,854
Cava Group, Inc.(1)	57,497	4,672,781
DoorDash, Inc., Class A(1)	12,676	2,644,847
Expedia Group, Inc.	51,186	8,535,266
Wingstop, Inc.	35,985	12,296,075
		84,811,823
Household Products — 0.2%
Clorox Co.	17,662	2,329,265
Kimberly-Clark Corp.	9,811	1,410,429
		3,739,694
Insurance — 0.7%
Progressive Corp.	40,752	11,611,467
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A	111,192	19,096,114
Match Group, Inc.	186,227	5,575,636
Meta Platforms, Inc., Class A	73,847	47,815,194
Pinterest, Inc., Class A(1)	259,104	8,060,726
		80,547,670
IT Services — 0.8%
Accenture PLC, Class A	4,333	1,372,781
Cognizant Technology Solutions Corp., Class A	17,160	1,389,788
Gartner, Inc.(1)	3,090	1,348,538
GoDaddy, Inc., Class A(1)	7,453	1,357,564
International Business Machines Corp.	5,440	1,409,286
Okta, Inc.(1)	20,550	2,120,144
VeriSign, Inc.	13,898	3,786,788
		12,784,889
Leisure Products — 0.1%
Mattel, Inc.(1)	70,529	1,335,819

Life Sciences Tools and Services — 0.1%
Medpace Holdings, Inc.(1)	4,679	1,379,837
Machinery — 1.3%
Esab Corp.	20,385	2,507,151
Federal Signal Corp.	42,077	3,958,184
ITT, Inc.	17,175	2,585,525
Lincoln Electric Holdings, Inc.	7,053	1,365,390
Toro Co.	107,000	8,108,460
Watts Water Technologies, Inc., Class A	5,736	1,388,800
		19,913,510
Media — 0.5%
New York Times Co., Class A	71,368	4,076,540
Trade Desk, Inc., Class A(1)	52,703	3,964,320
		8,040,860
Metals and Mining — 0.7%
Carpenter Technology Corp.	45,068	10,590,980
Oil, Gas and Consumable Fuels — 1.3%
Antero Midstream Corp.	137,639	2,584,860
CNX Resources Corp.(1)	81,586	2,633,596
Exxon Mobil Corp.	24,729	2,529,777
Marathon Petroleum Corp.	39,351	6,325,280
Valero Energy Corp.	46,946	6,054,626
		20,128,139
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	41,998	2,643,774
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	29,154	1,407,555
Eli Lilly & Co.	5,477	4,040,219
Merck & Co., Inc.	246,599	18,948,667
Zoetis, Inc.	8,465	1,427,453
		25,823,894
Professional Services — 1.8%
Automatic Data Processing, Inc.	7,916	2,576,895
Booz Allen Hamilton Holding Corp.	125,898	13,376,663
ExlService Holdings, Inc.(1)	85,421	3,928,512
Jacobs Solutions, Inc.	20,080	2,536,104
Paycom Software, Inc.	14,981	3,881,427
Verisk Analytics, Inc.	8,101	2,544,848
		28,844,449
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	38,263	8,521,170
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	85,416	13,388,958
Astera Labs, Inc.(1)	27,002	2,449,622
Broadcom, Inc.	11,046	2,673,905
Cirrus Logic, Inc.(1)	26,837	2,639,687
KLA Corp.	5,104	3,863,116
Lam Research Corp.	163,700	13,225,323
Monolithic Power Systems, Inc.	5,828	3,857,553
NVIDIA Corp.	235,935	31,881,897
QUALCOMM, Inc.	93,037	13,508,972
		87,489,033
Software — 23.2%
Adobe, Inc.(1)	45,856	19,034,367

AppLovin Corp., Class A(1)	89,166	35,042,238
Atlassian Corp., Class A(1)	18,800	3,903,444
Autodesk, Inc.(1)	4,648	1,376,366
Bentley Systems, Inc., Class B	53,438	2,550,596
Crowdstrike Holdings, Inc., Class A(1)	45,872	21,622,685
Docusign, Inc.(1)	63,381	5,616,190
Dropbox, Inc., Class A(1)	190,827	5,507,267
Dynatrace, Inc.(1)	72,290	3,904,383
Fair Isaac Corp.(1)	2,304	3,977,349
Fortinet, Inc.(1)	37,805	3,847,793
Guidewire Software, Inc.(1)	12,242	2,632,275
HubSpot, Inc.(1)	32,447	19,140,485
Intuit, Inc.	28,525	21,492,732
Manhattan Associates, Inc.(1)	7,313	1,380,548
Microsoft Corp.	102,134	47,018,408
Nutanix, Inc., Class A(1)	294,321	22,571,478
Palantir Technologies, Inc., Class A(1)	193,307	25,473,997
Palo Alto Networks, Inc.(1)	144,162	27,739,652
Pegasystems, Inc.	53,199	5,221,482
PTC, Inc.(1)	22,994	3,870,350
Q2 Holdings, Inc.(1)	29,167	2,552,696
Qualys, Inc.(1)	60,299	8,354,426
Salesforce, Inc.	67,036	17,789,343
Samsara, Inc., Class A(1)	55,187	2,568,403
ServiceNow, Inc.(1)	38,566	38,993,697
SPS Commerce, Inc.(1)	26,892	3,785,318
Tenable Holdings, Inc.(1)	42,820	1,379,660
Varonis Systems, Inc.(1)	54,455	2,596,414
Zoom Communications, Inc., Class A(1)	64,235	5,219,094
Zscaler, Inc.(1)	10,072	2,776,850
		368,939,986
Specialized REITs — 0.8%
Equinix, Inc.	10,789	9,589,479
SBA Communications Corp.	11,155	2,586,733
		12,176,212
Specialty Retail — 2.5%
Carvana Co.(1)	8,425	2,756,323
TJX Cos., Inc.	285,688	36,253,807
Williams-Sonoma, Inc.	8,548	1,382,725
		40,392,855
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc.	6,809	1,367,588
NetApp, Inc.	13,741	1,362,557
		2,730,145
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	20,408	2,081,616
Deckers Outdoor Corp.(1)	31,068	3,278,295
PVH Corp.	16,456	1,378,519
Ralph Lauren Corp.	28,948	8,013,096
		14,751,526
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	6,142	1,391,286
Ferguson Enterprises, Inc.	7,647	1,394,354
MSC Industrial Direct Co., Inc., Class A	17,781	1,443,817
WW Grainger, Inc.	1,272	1,383,376
		5,612,833

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	10,574	2,561,023
TOTAL COMMON STOCKS (Cost $1,428,167,991)		1,585,423,081
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,740,530	4,740,530
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,655,592	1,655,592
TOTAL SHORT-TERM INVESTMENTS (Cost $6,396,122)		6,396,122
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,434,566,751)		1,591,821,841
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,683,833)
TOTAL NET ASSETS — 100.0%		$1,590,138,008

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,622,890. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,655,592.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.